UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      3G Capital Partners Ltd
           --------------------------------------------------
Address:   c/o 3G Capital Inc.
           --------------------------------------------------
           800 Third Avenue, 31st Floor
           --------------------------------------------------
           New York, NY 10022
           --------------------------------------------------

Form 13F File Number:  028-12896
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           --------------------------------------------------
Title:     Director
           --------------------------------------------------
Phone:     (212) 893-6727
           --------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Bernardo Piquet          New York, New York         November 16, 2009
    ------------------------   --------------------------  ---------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------
                                                 $326,250
Form 13F Information Table Value Total:        -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE





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
                                                      Form 13F INFORMATION TABLE


     COLUMN 1           COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8

                         TITLE                   VALUE   SHRS OR   SH/ PUT/  INVESTMENT     OTHER          VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS       CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION    MANAGERS       SOLE      SHARED     NONE

CSX CORP                COM         126408103   41,860  17,232,854 SH           SOLE                  17,232,854       0         0
LEGG MASON INC          COM         524901105   31,030     807,637 SH           SOLE                     807,637       0         0
MICROSOFT CORP          COM         594918104   25,720   3,450,000 SH           SOLE                   3,450,000       0         0
PEPSICO INC             COM         713448108   58,660   1,306,000 SH           SOLE                   1,306,000       0         0
SPDR TR                 UNIT SER 1  78462F103  105,900   4,400,000 SH  PUT      SOLE                   4,400,000       0         0
UNION PAC CORP          COM         907818108   58,350     515,000 SH           SOLE                     515,000       0         0
WENDYS ARBYS GROUP INC  COM         950587105    4,730   4,241,394 SH           SOLE                   4,241,394       0         0
